UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22123

        Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.0% (0.9% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$2,274,016
	System Inc., Series 2005A, 5.250%, 11/15/20

	Arizona – 3.9% (3.5% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,001,450
	Bonds, Series 2007, 6.200%, 7/15/32
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	4,002,320
	2007, 7.000%, 12/01/27
3,125	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Trust 2373, 14.078%,	No Opt. Call	AA–	2,895,469
	12/01/37 (IF)
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	990,660
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

9,125	Total Arizona			8,889,899

	California – 17.9% (15.8% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,801,500
	5.000%, 12/01/36
3,750	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007,	11/16 at 100.00	AA–	3,928,800
	Trust 1757, 13.547%, 11/15/46 (IF)
7,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	6,700,890
	Health System, Series 2005A, 5.250%, 7/01/35
4,040	California, General Obligation Veterans Welfare Bonds, Series 2007CE, Trust K85W, 12.994%,	12/15 at 100.00	AA–	4,077,249
	12/01/32 (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
3,500	5.000%, 12/15/37	12/17 at 100.00	A–	3,340,680
2,000	6.500%, 12/15/47	12/17 at 100.00	N/R	1,900,660
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset	6/15 at 100.00	A	4,829,000
	Backed Bonds, Series 2005A, Trust K75W, 8.018%, 6/01/38 – FGIC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	BBB	2,876,040
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	2,165,825
3,190	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	2,987,626
	Revenue Bonds, Series 2005A, Trust 2213, 10.301%, 6/01/45 – AMBAC Insured (IF)
6,015	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas	8/15 at 100.00	BBB	5,328,328
	Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured
500	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark	9/16 at 100.00	N/R	442,640
	Highlands Project, Series 2006, 5.300%, 9/01/38

42,495	Total California			40,379,238

	Colorado – 6.0% (5.3% of Total Investments)
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon	12/16 at 100.00	N/R	455,955
	Valley Academy, Series 2006, 5.625%, 12/01/36
1,530	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,383,227
	Academy, Series 2007A, 5.700%, 5/01/37
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,977,840
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
2,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	1,978,400
	5.000%, 3/01/25
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	4,862,976
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
3,000	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.250%, 11/15/39	5/16 at 100.00	Baa1	2,876,820

14,075	Total Colorado			13,535,218

	Florida – 11.2% (9.8% of Total Investments)
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,793,780
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	5/16 at 100.00	AA	3,012,900
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
3,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,429,520
	Gardens, Series 2004A, 5.900%, 5/01/35
1,500	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A,	5/18 at 100.00	N/R	1,494,180
	7.125%, 5/01/39
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	900,610
	6.000%, 5/01/37
1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	915,140
	6.250%, 5/01/36
2,850	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,754,183
	South Florida, Trust 1030, 11.845%, 8/15/37 (IF)
6,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	4,836,120
	5.250%, 5/01/39
5,000	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	4,907,650
	Series 2007, 6.750%, 5/01/38
1,500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,243,695
	5.400%, 5/01/37
1,000	Winter Garden Village at Fowler Groves Community Development District, Florida, Special	5/16 at 100.00	N/R	881,580
	Assessment Bonds, Series 2006, 5.650%, 5/01/37

27,850	Total Florida			25,169,358

	Georgia – 2.4% (2.1% of Total Investments)
3,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue	6/11 at 101.00	B2	3,395,490
	Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	1,952,920
	Series 2004A, 6.125%, 2/15/34

5,500	Total Georgia			5,348,410

	Idaho – 1.7% (1.5% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,145	5.250%, 9/01/26	9/16 at 100.00	BBB–	2,015,249
2,000	5.250%, 9/01/37	9/16 at 100.00	BBB–	1,772,040

4,145	Total Idaho			3,787,289

	Illinois – 7.9% (7.0% of Total Investments)
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	4,940,149
	Series 2007, 5.000%, 12/01/36
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa1	1,498,785
7,425	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	A–	7,313,105
	5.500%, 8/01/37
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,332,749
2,745	6.625%, 6/01/37	6/17 at 103.00	N/R	2,801,520

18,585	Total Illinois			17,886,308

	Indiana – 2.7% (2.4% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	2,686,890
	System, Series 2006, 5.125%, 8/01/29
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	1,885,320
	Indiana, Series 2007, 5.500%, 3/01/37
1,625	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007,	9/17 at 100.00	N/R	1,523,080
	5.800%, 9/01/47

6,625	Total Indiana			6,095,290

	Louisiana – 8.6% (7.6% of Total Investments)
5,000	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston	12/14 at 100.00	N/R	5,088,150
	Parish, Series 2007, 6.750%, 12/01/22
7,500	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	7,731,074
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	AAA	567,745
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
5,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	5,003,050
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	974,760
	Series 2001B, 5.875%, 5/15/39

19,000	Total Louisiana			19,364,779

	Maryland – 1.3% (1.2% of Total Investments)
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/17 at 100.00	BBB	2,962,410
	Center Project, Series 2007A, 5.500%, 7/01/42

	Michigan – 0.8% (0.7% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,741,793
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	Ba3	18,903
	Obligated Group, Series 1998A, 5.250%, 8/15/23

1,770	Total Michigan			1,760,696

	Minnesota – 2.2% (2.0% of Total Investments)
5,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	5,025,700
	Series 2005, 6.000%, 11/15/35

	Missouri – 1.0% (0.8% of Total Investments)
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	39,743
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative Minimum Tax)
2,105	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/08 at 100.00	N/R	2,105,000
	Project, Series 2008A, 6.300%, 8/22/26 (WI/DD, Settling 2/07/08)

2,145	Total Missouri			2,144,743

	Nevada – 0.5% (0.4% of Total Investments)
1,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	1,118,004
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured

	New Jersey – 4.8% (4.3% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
5,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	4,841,350
45	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	43,259
240	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	225,523
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	25,204
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
5,700	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	5,750,787
	University Hospital, Series 2007, 5.750%, 7/01/37

11,010	Total New Jersey			10,886,123

	New Mexico – 0.2% (0.2% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	499,065
	2007, 7.000%, 10/01/37 – FGIC Insured

	New York – 2.8% (2.5% of Total Investments)
5,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	5,400,050
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	1,024,036
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23

6,030	Total New York			6,424,086

	North Carolina – 0.7% (0.6% of Total Investments)
1,685	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	1,576,722
	2007, 5.250%, 10/01/38

	Ohio – 3.8% (3.3% of Total Investments)
6,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	6,610,696
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,901,160
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

8,845	Total Ohio			8,511,856

	Oklahoma – 1.0% (0.9% of Total Investments)
2,295	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	2,169,142
	Trust 1037, 12.600%, 2/15/42 (IF)
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/08 at 100.00	B	43,662
	6.250%, 6/01/20

2,340	Total Oklahoma			2,212,804

	Pennsylvania – 1.3% (1.1% of Total Investments)
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	1,002,566
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,900	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	1,919,836
	Series 2008A, 6.500%, 7/01/40

2,910	Total Pennsylvania			2,922,402

	Puerto Rico – 0.3% (0.2% of Total Investments)
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 100.00	CCC+	481,765
	Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25
125	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/08 at 100.00	CCC+	114,364
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

625	Total Puerto Rico			596,129

	South Carolina – 3.3% (2.9% of Total Investments)
4,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment	6/08 at 100.00	N/R	4,000,120
	Project, Series 2007, 7.500%, 6/01/09
3,488	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	3,462,677
	Series 2007B, 7.700%, 11/01/17

7,488	Total South Carolina			7,462,797

	Tennessee – 2.1% (1.9% of Total Investments)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	1,955,420
3,000	5.500%, 11/01/46	11/17 at 100.00	N/R	2,870,790

5,000	Total Tennessee			4,826,210

	Texas – 8.6% (7.5% of Total Investments)
10	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	No Opt. Call	CCC+	9,898
	Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)
415	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	400,404
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,970,420
	Series 2008A, 6.500%, 8/15/38 (WI/DD, Settling 2/14/08)
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos	2/16 at 100.00	N/R	1,318,655
	Por Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37 (WI/DD,
	Settling 2/21/08)
4,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied	4/12 at 100.00	B+	3,652,760
	Waste Industries, Inc., Series 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)
75	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Caa1	72,362
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	372,014
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	2,820,660
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,875	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,746,545
	Texas Health Resources Project, Trust 1031, 12.343%, 2/15/36 (IF)
5,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	AAA	4,931,050
	2002A, 5.000%, 8/15/42 – AMBAC Insured

20,090	Total Texas			19,294,768

	Utah – 3.9% (3.5% of Total Investments)
1,750	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series	11/16 at 100.00	N/R	1,637,230
	2006, 5.700%, 11/15/36
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	493,440
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,417,688
5,500	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,359,420
	2007A, 5.800%, 6/15/38

9,180	Total Utah			8,907,778

	Washington – 5.3% (4.7% of Total Investments)
4,000	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	4,005,840
1,000	Klickitat County Public Hospital District 2, Washington, Hospital Revenue Bonds, Skyline	No Opt. Call	N/R	1,007,830
	Hospital, Series 2007, 6.500%, 12/01/38
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	6,896,960
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

12,000	Total Washington			11,910,630

	West Virginia – 0.3% (0.3% of Total Investments)
740	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	691,116
	Economic Development, Series 2006B, 5.625%, 3/01/36

	Wisconsin – 1.3% (1.1% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	355,720
	Health, Trust 2113, 12.868%, 8/15/34 (IF)
3,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,490,040
	Healthcare System, Series 2006, Trust 2187, 13.383%, 8/15/34 (IF)

4,000	Total Wisconsin			2,845,760

	Wyoming – 1.3% (1.1% of Total Investments)
3,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,868,360
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 258,248	Total Long-Term Investments (cost $249,088,987) – 110.1%			248,177,964

	Short-Term Investments – 3.3% (2.9% of Total Investments)
$ 7,500	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke		AAA	7,488,750
	Energy Carolinas Project, Variable Rate Demand Obligations, Series 2007A, 6.500%, 11/01/40 –
	AMBAC Insured (Alternative Minimum Tax) (4)

	Total Short-Term Investments (cost $7,496,250)			7,488,750

	Total Investments (cost $256,585,237) – 113.4%			255,666,714

	Other Assets Less Liabilities – (13.4)%			(30,210,566)

	Net Assets – 100%			$225,456,148

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $256,567,420.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,588,092
Depreciation	(2,488,798)

Net unrealized appreciation (depreciation) of investments	$ (900,706)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.